Shareholder Report, Line Graph (Details) 415920_Mairs and Power Growth Fund_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Mairs & Power Growth Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Mairs & Power Growth Fund
Accumulated Value	$ 30,022	$ 25,098	$ 19,654	$ 24,902	$ 19,264	$ 16,512	$ 12,860	$ 13,444	$ 11,538	$ 10,000	$ 33,188
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Total Return Index
Accumulated Value	$ 33,786	$ 27,025	$ 21,399	$ 26,132	$ 20,304	$ 17,149	$ 13,042	$ 13,640	$ 11,196	$ 10,000	$ 39,827